UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04518)

Exact name of registrant as specified in charter:	Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2017

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund

The fund's portfolio
2/28/17 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.1%)(a)
	Rating(RAT)	Principal amount	Value

California (0.6%)

CA State G.O. Bonds, 5.00%, 2/1/38	Aa3	$1,500,000	$1,673,400

			1,673,400
Guam (0.9%)

Territory of GU, Rev. Bonds, Ser. A, 5.375%, 12/1/24 (Prerefunded 12/1/19)	BBB+	1,000,000	1,111,790

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	600,000	640,278

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5.50%, 10/1/40	Baa2	500,000	528,510
5.00%, 10/1/34	Baa2	200,000	207,776

			2,488,354
Massachusetts (95.4%)

Hampden & Wilbraham, Regl. School Dist. G.O. Bonds, 5.00%, 2/15/41	Aa3	2,000,000	2,192,460

Holyoke G.O. Bonds, 5.00%, 9/1/29	Aa2	770,000	897,042

MA Bay Trans. Auth. Sales Tax Rev. Bonds
Ser. C, 5.50%, 7/1/24	AA+	1,500,000	1,843,515
Ser. C, 5.25%, 7/1/23	AA+	1,335,000	1,603,068
Ser. A, 5.25%, 7/1/21	AA+	2,000,000	2,320,380
Ser. A, 5.00%, 7/1/31	AA+	3,390,000	4,174,751

MA State G.O. Bonds
Ser. A, 5.00%, 3/1/46	Aa1	1,000,000	1,117,980
Ser. A, 5.00%, 3/1/41	Aa1	1,000,000	1,121,320
Ser. I, 5.00%, 12/1/35	Aa1	3,000,000	3,481,560
Ser. B, 5.00%, 7/1/33	Aa1	2,000,000	2,330,360
(Construction Loan), Ser. A, 5.00%, 8/1/27 (Prerefunded 8/1/18)	Aa1	2,000,000	2,112,380
Ser. A, 5.00%, 5/1/23	Aa1	3,000,000	3,553,560
Ser. E, 4.00%, 4/1/46	Aa1	3,000,000	3,045,510

MA State Rev. Bonds, 5.00%, 6/15/22	AAA	2,000,000	2,343,140

MA State VRDN (Construction Loan), Ser. A, 0.69%, 3/1/26	VMIG1	2,315,000	2,315,000

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.)
5.00%, 7/1/32	A1	1,000,000	1,138,540
5.00%, 7/1/28	A1	1,500,000	1,734,315

MA State College Bldg. Auth. Rev. Bonds
Ser. B, SGI, 5.50%, 5/1/28	Aa2	3,000,000	3,584,070
Ser. B, 5.00%, 5/1/43	Aa2	3,100,000	3,445,991
(Green Bond), 5.00%, 5/1/39	Aa2	1,500,000	1,687,860
Ser. B, 5.00%, 5/1/37	Aa2	1,500,000	1,689,765
Ser. A, 5.00%, 5/1/36	Aa2	2,850,000	3,255,185
Ser. A, AGC, 5.00%, 5/1/28 (Prerefunded 5/1/18)	Aa2	2,270,000	2,377,507

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B
5.00%, 1/1/37	A+	2,250,000	2,429,460
5.00%, 1/1/32	A+	2,775,000	3,020,282

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	775,000	908,804
(Tufts Med. Ctr.), Ser. I, 7.25%, 1/1/32	BBB	2,000,000	2,354,240
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/46	B-/P	547,179	561,898
(Loomis Cmntys.), Ser. A, 6.00%, 1/1/33	BBB-	300,000	333,531
(WGBH Edl. Foundation), Ser. A, AMBAC, 5.75%, 1/1/42	A+	5,000,000	6,484,994
(Milford Regl. Med. Ctr.), Ser. F, 5.625%, 7/15/36	Baa3	500,000	548,480
(Linden Ponds, Inc.), Ser. B, 5.50%, 11/15/56	B-/P	468,041	3,375
(Linden Ponds, Inc.), Ser. A-2 , 5.50%, 11/15/46	B-/P	94,100	93,682
(Harvard U.), Ser. A, U.S. Govt. Coll., 5.50%, 11/15/36 (Prerefunded 11/15/18)	Aaa	1,650,000	1,776,869
(Harvard U.), Ser. A, U.S. Govt. Coll., 5.50%, 11/15/36 (Prerefunded 11/15/18)	AAA/P	535,000	575,189
(Emerson College), Ser. A, 5.50%, 1/1/30	BBB+	900,000	970,038
(Berklee College of Music), 5.25%, 10/1/41	A2	1,500,000	1,694,685
(New England Conservatory of Music), U.S. Govt. Coll., 5.25%, 7/1/38 (Prerefunded 7/1/18)	AAA/P	3,000,000	3,166,890
(Simmons College), Ser. H, SGI, 5.25%, 10/1/33	Baa1	2,000,000	2,223,520
(Lesley U.), Ser. B-1, AGM, 5.25%, 7/1/33	AA	2,000,000	2,257,500
(Wheelock College), Ser. C, 5.25%, 10/1/29	BBB	2,400,000	2,445,240
(Carleton-Willard Village), 5.25%, 12/1/25	A-	700,000	750,148
(Suffolk U.), 5.125%, 7/1/40	Baa2	1,600,000	1,668,144
(Emmanuel College), Ser. A, 5.00%, 10/1/43	Baa2	1,000,000	1,064,960
(Boston College), Ser. T, 5.00%, 7/1/42	Aa3	1,000,000	1,139,260
(UMass Boston Student Hsg.), 5.00%, 10/1/41	Baa3	1,000,000	1,061,710
(Partners Healthcare Syst.), Ser. Q, 5.00%, 7/1/41	Aa3	2,000,000	2,203,420
(South Shore Hosp., Inc.), Ser. I, 5.00%, 7/1/41	A-	2,500,000	2,725,425
(Dexter Southfield), 5.00%, 5/1/41	BBB+	2,000,000	2,165,500
(Bentley U.), 5.00%, 7/1/40	A3	1,250,000	1,384,425
(Emerson College), Ser. A, 5.00%, 1/1/40	BBB+	3,400,000	3,658,298
(Brandeis U.), Ser. N, 5.00%, 10/1/39	A1	450,000	473,018
(Franklin W. Olin College), Ser. E, 5.00%, 11/1/38	A+	1,000,000	1,109,700
(Tufts U.), Ser. Q, 5.00%, 8/15/38	Aa2	500,000	574,145
(Boston College), Ser. P, 5.00%, 7/1/38 (Prerefunded 7/1/17)	Aa3	2,000,000	2,028,160
(UMass Memorial Hlth. Care Oblig. Group), Ser. K, 5.00%, 7/1/38	BBB+	1,000,000	1,068,800
(Wentworth Inst.Tech.), 5.00%, 10/1/37	Baa1	655,000	711,016
(Caregroup), Ser. I, 5.00%, 7/1/37	A3	500,000	550,440
(Lowell Gen. Hosp.), Ser. G, 5.00%, 7/1/37	BBB	1,630,000	1,713,733
(MCPHS U.), Ser. H, 5.00%, 7/1/37	AA	450,000	510,543
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/36	A1	1,100,000	1,236,147
(Caregroup), Ser. I, 5.00%, 7/1/36	A3	935,000	1,037,111
(Brandeis U.), Ser. 0-1, 5.00%, 10/1/35	A1	1,000,000	1,082,870
(Boston Med. Ctr.), Ser. E, 5.00%, 7/1/35	Baa2	1,000,000	1,054,840
(Baystate Med. Oblig. Group), Ser. N, 5.00%, 7/1/34	A+	1,000,000	1,104,330
(Intl. Charter School), 5.00%, 4/15/33	BBB	750,000	812,325
(MCPHS U.), Ser. H, 5.00%, 7/1/32	AA	300,000	343,911
(Northeastern U.), 5.00%, 10/1/31	A2	500,000	567,200
(Berkshire Retirement Cmnty. of Lenox), 5.00%, 7/1/31	A-/F	1,000,000	1,100,670
(Partners Hlth. Care Syst.), Ser. L, 5.00%, 7/1/31	Aa3	4,495,000	4,999,923
(Lesley U.), 5.00%, 7/1/30	A-	1,000,000	1,145,000
(Boston U.), Ser. V-1, 5.00%, 10/1/29 (Prerefunded 10/1/19)	A1	2,000,000	2,196,620
(Boston College), Ser. Q-1, 5.00%, 7/1/29	Aa3	1,050,000	1,138,778
(Mount Holyoke College), 5.00%, 7/1/28 (Prerefunded 7/1/18)	Aa3	3,000,000	3,157,020
(Dexter Southfield), 5.00%, 5/1/26	BBB+	740,000	831,020
(College of the Holy Cross), Ser. B, 5.00%, 9/1/25	Aa3	1,020,000	1,077,548
(College of the Holy Cross), Ser. B, 5.00%, 9/1/25 (Prerefunded 9/1/18)	AAA/P	480,000	508,781
(MA College of Pharmacy & Allied Hlth. Science), Ser. F, 5.00%, 7/1/25	AA	650,000	752,778
(Babson College), Ser. A, 5.00%, 10/1/24	A2	250,000	295,168
(Lahey Clinic Oblig. Group), Ser. F, 5.00%, 8/15/24	A+	250,000	294,845
(CareGroup), Ser. H-1, 5.00%, 7/1/24	A3	3,000,000	3,503,610
(Babson College), Ser. A, 5.00%, 10/1/23	A2	300,000	351,174
(MA College of Pharmacy & Allied Hlth. Science), Ser. F, 5.00%, 7/1/23	AA	125,000	146,210
(Berklee College of Music), 5.00%, 10/1/22	A2	250,000	291,118
(First Mtge. - Orchard Cove), 5.00%, 10/1/19	BB/P	550,000	557,414
(First Mtge. - Orchard Cove), 5.00%, 10/1/18	BB/P	515,000	522,298
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/29	AA	2,000,000	1,325,240
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/28	AA	2,000,000	1,386,840

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), Ser. 1, U.S. Govt. Coll., 5.75%, 12/1/42 (Prerefunded 5/1/19)	Baa2	1,700,000	1,868,334

MA State Edl. Fin. Auth. Rev. Bonds
Ser. B, 5.70%, 1/1/31	AA	1,110,000	1,164,568
Ser. J, 5.625%, 7/1/28	AA	635,000	686,600
(Ed. Loan - Issue 1), 5.00%, 1/1/27	AA	2,750,000	3,030,170
(Ed. Loan - Issue 1), 4.375%, 1/1/32	AA	1,130,000	1,149,052

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Harvard U.), Ser. N, 6.25%, 4/1/20	Aaa	3,000,000	3,463,290
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	Baa2	3,000,000	3,181,920
(Springfield College), 5.625%, 10/15/40 (Prerefunded 10/15/19)	BBB	2,000,000	2,228,920
(Care Group), Ser. B-1, NATL, 5.375%, 2/1/27 (Prerefunded 8/1/18)	AA-	1,030,000	1,094,025
(Lesley U.), Ser. A, AGC, 5.25%, 7/1/39 (Prerefunded 7/1/19)	AA	1,000,000	1,095,590
(Winchester Hosp.), 5.25%, 7/1/38	A	2,225,000	2,408,029
(Lahey Clinic Med. Ctr.), Ser. D, 5.25%, 8/15/28 (Prerefunded 8/15/17)	A+	3,000,000	3,060,510
(Dana-Farber Cancer Inst.), Ser. K, 5.25%, 12/1/27	A1	1,500,000	1,598,880
(MA Inst. of Tech.), Ser. I-1, 5.20%, 1/1/28	Aaa	5,000,000	6,316,900
(Fisher College), Ser. A, 5.125%, 4/1/37	BBB	755,000	756,510
(Lowell Gen. Hosp.), Ser. C, 5.125%, 7/1/35	BBB	725,000	766,340
(Wheaton Coll.), Ser. F, 5.00%, 1/1/41	A3	2,000,000	2,152,080
(Partners Hlth. Care Syst.), Ser. J-1, 5.00%, 7/1/39	Aa3	1,500,000	1,601,460
(Southcoast Hlth. Oblig.), Ser. D, 5.00%, 7/1/39	A3	1,500,000	1,564,845
(Berklee College of Music), Ser. A, 5.00%, 10/1/37	A2	190,000	193,853
(Milford Regl. Med.), Ser. E, 5.00%, 7/15/37	Baa3	850,000	856,664
(Northeastern U.), Ser. A, 5.00%, 10/1/35	A2	300,000	330,702
(Northeastern U.), Ser. T-1, 5.00%, 10/1/30	A2	1,000,000	1,147,900
(Northeastern U.), Ser. T-2, 5.00%, 10/1/30	A2	2,000,000	2,295,800
(Care Group), Ser. E-1, 5.00%, 7/1/28 (Prerefunded 7/1/18)	A3	1,730,000	1,822,918
(Northeastern U.), Ser. R, 5.00%, 10/1/26	A2	1,165,000	1,230,776
(Fisher College), Ser. A, 5.00%, 4/1/22	BBB	1,110,000	1,112,797

MA State Hlth. & Edl. Fac. Auth. VRDN
(Baystate Med. Ctr.), Ser. J-2, 0.56%, 7/1/44	VMIG1	800,000	800,000
(Tufts U.), Ser. N-2, 0.53%, 8/15/34	VMIG1	2,200,000	2,200,000
(Harvard U.), Ser. R, 0.41%, 11/1/49	VMIG1	1,000,000	1,000,000

MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35%, 12/1/42	Aa2	1,160,000	1,219,032
Ser. A, 5.10%, 12/1/30	Aa2	1,125,000	1,178,933
Ser. D, 5.05%, 6/1/40	Aa2	1,355,000	1,401,517
Ser. 171, 4.00%, 12/1/44	Aa1	640,000	673,606
Ser. SF-169, 4.00%, 12/1/44	Aa1	1,475,000	1,550,196
Ser. 160, 3.75%, 6/1/34	Aa1	395,000	402,343
(Single Fam.), Ser. 178, 3.50%, 6/1/42	Aa1	1,375,000	1,431,843
Ser. A, 3.50%, 12/1/31	Aa2	2,000,000	2,010,800
Ser. A, 3.25%, 12/1/27	Aa2	1,870,000	1,897,414

MA State Port Auth. Rev. Bonds
Ser. A, 5.00%, 7/1/35	Aa2	1,500,000	1,724,025
Ser. A, 5.00%, 7/1/34	Aa2	3,500,000	3,892,490
Ser. A, 5.00%, 7/1/33	Aa2	775,000	892,754
Ser. A, 5.00%, 7/1/32	Aa2	755,000	873,943
Ser. C, AGM, 5.00%, 7/1/27	Aa2	5,000,000	5,064,050

MA State Port Auth. Special Fac. Rev. Bonds
(Conrac), Ser. A, 5.125%, 7/1/41	A	1,765,000	1,918,326
(BOSFUEL), FGIC, NATL, 5.00%, 7/1/27	AA-	2,500,000	2,528,275

MA State School Bldg. Auth. Dedicated Sales Tax Rev. Bonds, Ser. A, 5.00%, 11/15/42	AA+	2,000,000	2,266,540

MA State School Bldg. Auth. Sales Tax Rev. Bonds
Ser. A, 5.00%, 5/15/43	AA+	915,000	1,018,340
Ser. B, 5.00%, 10/15/41	AA+	2,000,000	2,238,920
Ser. B, 5.00%, 10/15/35	AA+	1,000,000	1,130,710

MA State Trans. Fund Rev. Bonds
(Rail Enhancement Program), Ser. A, 5.00%, 6/1/45	AAA	3,000,000	3,409,410
(Accelerated Bridge Program), Ser. A, 5.00%, 6/1/44	AAA	2,000,000	2,260,020
(Accelerated Bridge Program), 5.00%, 6/1/43	AAA	2,100,000	2,343,285
(Rail Enhancement & Accelerated), 5.00%, 6/1/38	AAA	3,000,000	3,460,170

MA State Wtr. Poll. Abatement Trust Rev. Bonds, Ser. 14, 5.00%, 8/1/32	Aaa	4,000,000	4,348,160

MA State Wtr. Resource Auth. Rev. Bonds
Ser. A, 6.50%, 7/15/19 (Escrowed to maturity)	Aa1	2,295,000	2,420,812
Ser. C, 5.25%, 8/1/42	Aa1	3,500,000	3,993,815
Ser. B, 5.00%, 8/1/40	Aa1	1,500,000	1,721,820
(Green Bond), Ser. C, 5.00%, 8/1/40	Aa1	3,000,000	3,443,640
Ser. A, NATL, 5.00%, 8/1/29	Aa1	3,025,000	3,074,368
Ser. A, U.S. Govt. Coll., NATL, 5.00%, 8/1/29 (Prerefunded 8/1/17)	Aa1	200,000	203,522

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds, 5.25%, 7/1/36	A1	1,500,000	1,701,765

Milford, G.O. Bonds, AGM, 5.125%, 12/15/24	Aa2	2,475,000	2,556,997

North Reading, G.O. Bonds, 5.00%, 5/15/35	Aa2	3,750,000	4,235,588

U. of MA Bldg. Auth. Rev. Bonds, Ser. 2, 5.00%, 11/1/39	Aa2	2,500,000	2,830,750

Worcester, G.O. Bonds (Muni. Purpose Loan), 4.00%, 11/1/23	Aa3	3,050,000	3,270,942

			277,364,124
Ohio (0.3%)

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group), 5.00%, 7/1/32	A	750,000	818,580

			818,580
Puerto Rico (0.8%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds
5.50%, 5/15/39	Ba1	1,200,000	1,205,436
5.375%, 5/15/33	Ba1	725,000	729,263

Cmnwlth. of PR, G.O. Bonds, Ser. A, 5.125%, 7/1/37 (In default)(NON)	D/P	500,000	326,250

			2,260,949
Virgin Islands (0.1%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/25	B	400,000	336,000

			336,000
TOTAL INVESTMENTS

Total investments (cost $271,484,908)(b)			$284,941,407

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2016 through February 28, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $290,538,700.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $271,416,150, resulting in gross unrealized appreciation and depreciation of $15,637,929 and $2,112,672, respectively, or net unrealized appreciation of $13,525,257.
(NON)	This security is non-income-producing.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	24.6%
	Healthcare	12.9
	Prerefunded	12.8

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	—	284,941,407	—

Totals by level	$—	$284,941,407	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 27, 2017